Impairment, Net of Reversal of Impairment of Investments and Assets	12 Months Ended
Dec. 31, 2020
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Impairment, Net of Reversal of Impairment of Investments and Assets

7.	IMPAIRMENT, NET OF REVERSAL OF IMPAIRMENT OF INVESTMENTS AND ASSETS
	Investments	62.3	(9.6)	(36.9)
	Equity accounted investees
	- Far Southeast Gold Resources Incorporated (“FSE”) 1	62.3	(9.6)	(36.9)
	Property, plant and equipment	(11.7)	(0.2)	(411.7)
	Impairment of property, plant and equipment - other 2	(11.7)	(0.2)	(1.9)
	South Deep cash-generating unit 3	—	—	(409.8)
	Goodwill	—	—	(71.7)
	South Deep goodwill 3	—	—	(71.7)

	Impairment, net of reversal of impairment of investments and assets	50.6	(9.8)	(520.3)

1
Following the identification of impairment indicators during 2018 and 2019, FSE was valued at its recoverable amount which resulted in a net impairment of US$36.9 million and US$9.6 million, respectively. During 2020, FSE’s recoverable amount was determined to be higher than the carrying value due to an increase in commodity prices that resulted in an increase in Lepanto Consolidated Mining Company’s share price and a net reversal of US$62.3 million was recorded. The net reversal is limited to previous impairments recognised. The recoverable amount was based on the fair value less cost of disposal (“FVLCOD”) of the investment (level 2 in the fair value hierarchy). The FVLCOD was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE. The impairment/reversal of impairment is included in the “Corporate and other” segment.

2
The US$11.7 million in 2020 comprise US$9.8 million (2019: US$nil and 2018: US$nil) impairment of drilling costs at Damang (based on technical and economic parameters of various studies, all assets related to the Amoanda-Tomento corridor were impaired) and US$1.9 million (2019: US$0.2 million and 2018: US$1.9 million) impairment of redundant assets in Peru.

3
For the year ended 31 December 2018, the Group recognised an impairment of R6,470.9 million (US$481.5 million) in respect of the South Deep cash-generating unit due to the deferral of production. R963.9 million (US$71.7 million) of the total impairment was firstly allocated against goodwill and the remainder of R5,507.0 million (US$409.8 million) against other assets. The recoverable amount was based on its FVLCOD calculated using a combination of the market and the income approach (level 3 of the fair value hierarchy). No impairment or reversal of impairment was recognised in 2020 or 2019.